Debt - Additional Information (Details) - USD ($)					12 Months Ended
	Nov. 15, 2016	Apr. 29, 2016	Mar. 28, 2016	Apr. 17, 2015	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2017	Aug. 15, 2016	Jun. 15, 2016
Loan and Security Agreements [Line Items]
Line of Credit Facility Payoff Noncash or Partial Noncash Transaction					$ 2,552,000	$ 0
Common stock, par value (usd per share)					$ 0.04	$ 0.04			$ 0.04
Common stock, value						$ 3,000,000
SWK Warrant 1 [Member]
Loan and Security Agreements [Line Items]
Number of securities called by warrants issued (shares)					543,479
SWK Warrant 2 [Member]
Loan and Security Agreements [Line Items]
Mark to market of the additional warrant feature					$ 59,000	(80,000)
2013 Loan and Security Agreement [Member]
Loan and Security Agreements [Line Items]
Write-off of debt issuance costs related to 2013 Loan and Security Agreement					282,000	0
2013 Loan and Security Agreement [Member] | Interest Expense [Member]
Loan and Security Agreements [Line Items]
Write-off of debt issuance costs related to 2013 Loan and Security Agreement					300,000
Line of Credit [Member] | 2016 Loan and Security Agreement [Member]
Loan and Security Agreements [Line Items]
Debt Instrument, fee amount		$ 100,000
Maximum borrowing capacity		$ 7,000,000			7,000,000.0
Expected life		3 years
Outstanding borrowing capacity					3,600,000
Unused borrowing capacity under loan					100,000
Line of credit commitment fee percentage		0.50%
Line of credit collateral fee percentage		0.50%
Debt covenant, future minimum aggregate revenue covenant amount, for the twelve months ended December 31, 2016								$ 34,000,000
Debt covenant, future minimum aggregate revenue covenant amount, for the twelve months ending March 31, 2017								41,000,000
Debt covenant, future minimum aggregate revenue covenant amount, for the twelve months ending each fiscal quarter thereafter								42,000,000
Debt covenant, future minimum EBITDA amount, for the twelve months ended December 31, 2016								(3,500,000)
Debt covenant, future minimum EBITDA amount, for the twelve months ending March 31, 2017								500,000
Debt covenant, future minimum EBITDA amount, for the twelve months ending June 30, 2017								900,000
Debt covenant, future minimum EBITDA amount, for the twelve months ending each fiscal quarter thereafter								2,500,000
Line of Credit [Member] | 2016 Loan and Security Agreement [Member] | Subsequent Event [Member]
Loan and Security Agreements [Line Items]
Outstanding borrowing capacity							$ 3,100,000
Unused borrowing capacity under loan							$ 200,000
Line of Credit [Member] | 2016 Loan and Security Agreement [Member] | Prime rate [Member]
Loan and Security Agreements [Line Items]
Spread on variable rate (percent)		5.50%
Line of Credit [Member] | 2016 Loan and Security Agreement [Member] | Other Assets [Member]
Loan and Security Agreements [Line Items]
Deferred financing costs					300,000
Line of Credit [Member] | 2016 Loan and Security Agreement [Member] | Last day of fiscal quarter ending December 31, 2016 [Member]
Loan and Security Agreements [Line Items]
Debt covenant, consolidated unencumbered liquid assets requirement								500,000
Line of Credit [Member] | 2016 Loan and Security Agreement [Member] | Last day of any fiscal quarter thereafter [Member]
Loan and Security Agreements [Line Items]
Debt covenant, consolidated unencumbered liquid assets requirement								750,000
Line of Credit [Member] | Credit Agreement [Member]
Loan and Security Agreements [Line Items]
Debt covenant, future minimum aggregate revenue covenant amount, for the twelve months ending March 31, 2017								41,000,000
Line of Credit [Member] | Credit Agreement [Member] | SWK Warrant 2 [Member]
Loan and Security Agreements [Line Items]
Other operating income					900,000
Line of Credit [Member] | Credit Agreement [Member] | Last day of fiscal quarter ending December 31, 2016 [Member]
Loan and Security Agreements [Line Items]
Debt covenant, consolidated unencumbered liquid assets requirement								500,000
Line of Credit [Member] | Credit Agreement [Member] | Last day of any fiscal quarter thereafter [Member]
Loan and Security Agreements [Line Items]
Debt covenant, consolidated unencumbered liquid assets requirement								750,000
Term Loan [Member]
Loan and Security Agreements [Line Items]
Term loan, face value					5,000,000	5,000,000
Term Loan [Member] | 2013 Loan and Security Agreement [Member] | Contingently issuable warrant [Member]
Loan and Security Agreements [Line Items]
Value of additional warrant to be issued		$ 1,250,000
Term Loan [Member] | 2013 Loan and Security Agreement [Member] | Transaction Cost [Member] | Term Loan [Member]
Loan and Security Agreements [Line Items]
Loss on contract termination		100,000
Legal fees		30,000
Debt Instrument, fee amount		$ 100,000
Term Loan [Member] | Credit Agreement [Member]
Loan and Security Agreements [Line Items]
Deferred financing costs					336,000	$ 163,000
Debt covenant, future minimum aggregate revenue covenant amount, for the twelve months ended December 31, 2016								34,000,000
Debt covenant, future minimum aggregate revenue covenant amount, for the twelve months ending each fiscal quarter thereafter								42,000,000
Debt covenant, future minimum EBITDA amount, for the twelve months ended December 31, 2016								(3,500,000)
Debt covenant, future minimum EBITDA amount, for the twelve months ending March 31, 2017								500,000
Debt covenant, future minimum EBITDA amount, for the twelve months ending June 30, 2017								900,000
Debt covenant, future minimum EBITDA amount, for the twelve months ending each fiscal quarter thereafter								$ 2,500,000
Term loan, face value				$ 5,000,000.0
Origination fee				100,000
Aggregate revenue-based quarterly payment ceiling	$ 350,000			$ 600,000
Repayment of loan					1,300,000
Payment of interest expense					$ 500,000
Variable interest rate floor (percent)				1.00%
Exit fee (percent)				8.00%	8.00%	8.00%
Maximum debt outstanding under covenant trigger				$ 250,000
Debt discount					$ 1,122,000	$ 2,785,000
Common stock, par value (usd per share)			$ 0.04
Common stock, value			$ 100,000
Term Loan [Member] | Credit Agreement [Member] | SWK Warrant 1 [Member]
Loan and Security Agreements [Line Items]
Exercise price of warrant (usd per share)					$ 1.30
Term Loan [Member] | Credit Agreement [Member] | SWK Warrant 2 [Member]
Loan and Security Agreements [Line Items]
Expected life				7 years
Expected volatility rate (percent)				85.00%
Risk-free interest rate				1.40%
Expected dividend rate				0.00%
Term Loan [Member] | Credit Agreement [Member] | Contingently issuable warrant [Member] | SWK Warrant 2 [Member]
Loan and Security Agreements [Line Items]
Value of additional warrant to be issued				$ 1,250,000
Expected life				7 years
Debt discount				$ 3,600,000
Expected volatility rate (percent)				80.00%
Risk-free interest rate				2.10%
Expected dividend rate				0.00%
Term Loan [Member] | Credit Agreement [Member] | Annual Aggregate Revenue Up To And Including $20 million [Member]
Loan and Security Agreements [Line Items]
Quarterly revenue-based payments as a percent of annual aggregate revenue (percent)				8.50%
Annual aggregate revenue				$ 20,000,000
Term Loan [Member] | Credit Agreement [Member] | Annual Aggregate Revenue Greater Than $20 Million Up To And Including $30 Million [Member]
Loan and Security Agreements [Line Items]
Quarterly revenue-based payments as a percent of annual aggregate revenue (percent)				7.00%
Annual aggregate revenue				$ 20,000,000
Term Loan [Member] | Credit Agreement [Member] | Annual Aggregate Revenue Greater Than $30 million [Member]
Loan and Security Agreements [Line Items]
Quarterly revenue-based payments as a percent of annual aggregate revenue (percent)				5.00%
Annual aggregate revenue				$ 30,000,000
Term Loan [Member] | Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Loan and Security Agreements [Line Items]
Spread on variable rate (percent)				14.00%	15.00%	15.00%
Term Loan [Member] | Credit Agreement [Member] | Additional Paid-in Capital [Member] | SWK Warrant 1 [Member]
Loan and Security Agreements [Line Items]
Mark to market of the additional warrant feature					$ 300,000